POST-EMPLOYMENT BENEFIT - Amounts recognized in Other Comprehensive Income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amounts recognized in Other Comprehensive Income
Actuarial gains/losses recognized in OCI in the financial year - Social security benefit plans, health plans and life insurance	R$ 56,990	R$ 2,064,281	R$ 130,322
Other Comprehensive
Amounts recognized in Other Comprehensive Income
Actuarial gains/losses recognized in OCI in the financial year - Social security benefit plans, health plans and life insurance	R$ 56,990	R$ 2,064,281